Restricted Share Units - Schedule of RSUs (Details) - Restricted Share Units [Member]	3 Months Ended				12 Months Ended
	Jan. 31, 2026 $ / shares shares		Jan. 31, 2026 $ / shares shares		Oct. 31, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares
Schedule of RSUs [Line Items]
Number of RSUs, Beginning balance	1,906		1,906		6,608	6,608
Weighted average issue price, Beginning balance | (per share)	$ 101.68		$ 120.86		$ 72	$ 102
Number of RSUs, Granted	2,000	[1]	2,000	[1]	17,570	17,570
Weighted average issue price, Granted | (per share)	$ 2.17	[1]	$ 2.94	[1]	$ 45.68	$ 64.75
Number of RSUs, Exercised	(1,875)		(1,875)		(22,272)	(22,272)
Weighted average issue price, Exercised | (per share)	$ 32		$ 43.4		$ 49.32	$ 69.24
Number of RSUs, Ending Balance	2,031		2,031		1,906	1,906
Weighted average issue price, Ending Balance | (per share)	$ 70.25		$ 95.28		$ 101.68	$ 120.86

[1]	During the three months ended January 31, 2026, the Company issued 2,000 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $377,474).